Organization and Nature of Operations - Narrative (Details) - USD ($) $ in Millions			9 Months Ended	12 Months Ended
	Feb. 28, 2021	Nov. 27, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2019
Variable Interest Entity [Line Items]
Service agreement, contractual term, minimum				10 years
Notice to terminate contractual agreement, period required				30 days
Shareholder voting rights agreement, term, minimum				10 years
Notice to terminate shareholder voting rights agreement, period requirement				30 days
Exclusive option agreement, term, minimum				10 years
Notice to terminate exclusive option agreement, period requirement				30 days
Agreement Term				10 years
Notice Period By wholly foreign owned enterprise to extend Aagreement term				30 days
Exclusive Technology Consulting and Services Agreement [Member]
Variable Interest Entity [Line Items]
Service fees charged by wholly foreign owned enterprise to variable interest entities			$ 53.8	$ 12.7	$ 32.9
Netless [Member]
Variable Interest Entity [Line Items]
Business acquisition percentage of voting interests acquired		100.00%
Business combination, consideration transferred		$ 4.0
Easemob [Member]
Variable Interest Entity [Line Items]
Business acquisition percentage of voting interests acquired	100.00%
Payments to acquire businesses gross	$ 53.4
Agora IO Hongkong Limited
Variable Interest Entity [Line Items]
Percent ownership of subsidiary				100.00%
Agora IO Hongkong Limited | Agora IO, Inc
Variable Interest Entity [Line Items]
Percentage of shares contributed				100.00%